As filed with the Securities and Exchange Commission on May 15, 2017.

No. 333-146827
No. 811-22135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 44	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 45	[x]

Academy Funds Trust
(Exact Name of Registrant as Specified in Charter)

325 Chestnut Street, Suite 512
 Philadelphia, PA  19106
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (215) 979-3750

Corporation Service Company
2711 Centerville Road, Suite 400
 Wilmington, New Castle County, Delaware  19808
(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.	Jonathan M. Kopcsik, Esq.
Chapman and Cutler LLP	Stradley Ronon Stevens & Young, LLP
111 West Monroe Street	2005 Market Street, Suite 2600
Chicago, IL 60603	Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b) of Rule 485.
[   ] On (date) pursuant to paragraph (b) of Rule 485.
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ] On (date) pursuant to paragraph (a) of Rule 485.
[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[   ] On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 44

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series

Part B - Statement of Additional Information for Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series

Part C - Other Information

Signatures

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
Dated May 15, 2017

Prospectus

Innovator Defined Outcome Series™

Innovator Enhance and Buffer S&P 500 ETF;
2 Up to a Cap, 1 Down, 10% Buffer,
 CBOE Annual PTP Strategy, (MONTH) Series

(________ — ____)

_____________, 2017

The Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series (the “Fund”) intends to list and principally trade its shares on ______________ (“_____” or the “Exchange”).  Shares of the Fund trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.  Unlike mutual funds, the Fund issues and redeems shares at net asset value only in large specified blocks each consisting of ______ shares (each such block of shares called a “Creation Unit,” and, collectively, the “Creation Units”).  The Creation Units are issued for securities in which the Fund invests and/or cash, and redeemed for securities and/or cash, and only to and from broker‑dealers and large institutional investors that have entered into participation agreements.

The Fund is a series of Academy Funds Trust (the “Trust”) and an exchange-traded index fund.  Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

NOT FDIC INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10%
Buffer, CBOE Annual PTP Strategy, (MONTH) Series

Investment Objective

The Fund seeks to track, before fees and expenses, the performance of the ______________ (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

  (1) Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$________	$________

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.

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Principal Investment Strategies

Under normal conditions, the Fund will attempt to achieve its investment objective of tracking, before fees and expenses, the performance of the Index.  The Index employs a “defined outcome strategy” that seeks to provide investment returns that deliver two‑to‑one exposure to any gains of the S&P 500, up to a capped amount, while providing only one‑to‑one exposure to any losses of the S&P 500 and guarding against a decline in the S&P 500 of up to 10%.  The Index will be comprised of exchange-traded options contracts that reference either the S&P 500 or exchange‑traded funds (“ETFs”) that track the S&P 500 (“Reference ETFs”).  The options contracts comprising the Index may include either traditional exchange-traded options contracts or FLexible EXchange® Options (“FLEX Options,” and together with traditional exchange-traded options contracts, “Options Contracts”).

Defined outcome strategies are designed to participate in market gains and losses within pre‑determined ranges over a specified period (ie. point to point).  These outcomes are predicated on the assumption that an investment vehicle employing the strategy is purchased at the inception of the strategy and held for a specific period of time, in this case one year.  The Index will be comprised of a portfolio of Options Contracts linked to an underlying asset, the S&P 500, that, when purchased at inception of the strategy and held to the expiration of the Options Contracts, seeks to target returns that, over a period of approximately one year, provide two‑to‑one enhanced returns on the price appreciation of the S&P 500 up to a capped maximum annualized return (the “Cap Level”), while protecting investors from S&P 500 losses of up to 10%.

The Options Contracts comprising the Index will be entered into on approximately the date of the Fund’s inception and will expire in approximately one year (the “holding period”).  These Options Contracts have been chosen to seek to provide investors, before fees and expenses, with the following outcomes:

•	If the S&P 500 appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by two times the percentage increase of the S&P 500, up to the Cap Level;

•	If the S&P 500 decreases over the holding period by 10% or less, the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500 decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500 with a maximum loss of approximately 90%.

These outcomes are sought through the effect of layering purchased and written Options Contracts that comprise the Index.  Any Options Contracts that are written by the Fund pursuant to the Index that create an obligation to sell or buy an asset will be offset with a position in Options Contracts purchased by the Fund pursuant to the Index to create the right to buy or sell the same asset such that the Fund will always be in a net long position.  That is, any obligations of the Fund created by its writing of Options Contracts will be covered by offsetting positions in other purchased Options Contracts.  As the Options Contracts mature approximately every year

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on the anniversary of the Fund’s inception, they are replaced.  By replacing Options Contracts annually, the Index seeks to ensure that investments made in [MONTH] enhance participation in positive returns of the S&P 500 up to pre-determined levels and buffer against negative returns of the S&P 500 up to pre‑determined levels in [MONTH] of the following year.  The returns that the Index seeks to provide are dependent upon an investor holding the Fund Shares point to point, meaning purchasing Fund Shares on the day that the Fund enters into the Options Contracts and staying invested in the Fund for the entirety of the holding period.  In the event an investor purchases Fund Shares after the date on which the Options Contracts were entered into or does not stay invested in the Fund for the entirety of the holding period, the outcomes realized by the investor will not match those that the Index seeks to achieve.  For investments in Fund Shares on days other than the day on which the Fund enters into the Options Contracts, an investor may visit the Fund’s website, www.____________.com, for a projection of the range of outcomes that may be produced by the Index based on an investment on a specific day.  For more information regarding the Options Contracts in which the Fund invests, please see “Additional Information About the Fund’s Strategies” below.

The maximum return on an investment in the Fund is subject to the Cap Level on an annualized basis, even if the S&P 500 gains exceed that amount.  The Cap Level is determined on the day on which the Fund enters into the Options Contracts and will be affected by the timing of the Options Contracts, purchases, sales or expirations, volatility and interest rates, among other factors.  The Cap Level will be published on the Fund’s website prior to each holding period.  The Fund does not offer any protection against declines in the S&P 500 exceeding 10% on an annualized basis.  Shareholders will bear all S&P 500 losses exceeding 10% on a one-to-one basis.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

The Index is developed, maintained and sponsored by [S&P Dow Jones Indices, LLC] (“S&P Dow Jones” or the “Index Provider”).  The Fund’s investments are managed by an investment sub-advisor, Milliman Financial Risk Management LLC.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objectives will be achieved.

Authorized Participation Concentration Risk.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the

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Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Buffered Loss Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return of 0% if the S&P 500 decreases over the holding period by 10% or less.

Capped Return Risk.  The Index is designed to provide returns that are subject to the Cap Level.  In the event that the S&P 500 has gains in excess of the Cap Level for the holding period, the Fund will not participate in those gains beyond the cap.

Cash Transactions Risk.  The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in‑kind securities.  As a result, an investment in the Fund may be less tax‑efficient than an investment in an exchange‑traded fund that effects its creations and redemption for in‑kind securities.  Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.

Credit Risk.  Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the Options Contracts.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Cybersecurity Risk.  As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Derivative Securities Risk.  Derivative securities are financial instruments that derive their performance from the performance of an underlying asset or index.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would

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suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Enhanced Returns Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that increases by two times the percentage increase of the S&P 500 over the holding period, up to the maximum annualized return imposed by the Cap Level.

Equity Securities Risk.  The Fund’s derivative positions provide an investor exposure to the equity securities markets.  Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market.  Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Fixed Income Securities Risk.  An investment in the Fund may involve the risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants which would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings which could have the effect of reducing the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLEX Options Risk.  The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC.  The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.  The values of FLEX Options do not increase or decrease at the same rate as the reference asset and may vary due to factors other than the price of reference asset. FLEX Options are also subject to the Derivative Securities Risk described above.

Fluctuation of Net Asset Value Risk.  The net asset value of Fund Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  Trading of an ETF employing a defined outcome strategy may be significantly different from an ETF following a more traditional strategy.  The Fund’s investment adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading

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individually or in the aggregate at any point in time.  However, given that Shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Holding Period Risk.  The Fund’s investment strategy is designed to achieve the targeted outcomes linked to the S&P 500 over the holding period of approximately one year.  The Index has been designed to deliver on targeted returns linked to the S&P 500 if Fund Shares are bought on the day on which the Fund enters into the Options Contracts and held until those Options Contracts expire the following year.  In the event an investor purchases Fund Shares after the date on which the Options Contracts were entered into or sells Fund Shares prior to the expiration of the Options Contracts, the outcomes realized by the investor will not match those that the Fund seeks to achieve.  For purchase or sale of Fund Shares outside this holding period, the value of the securities in the Fund could vary due to factors other than the level of the S&P 500.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Leverage Risk.  The Fund may seek to gain exposure to certain securities in excess of 100%.  Such exposure will make the Fund more sensitive to movement in the value of those instruments.  In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

Liquidity Risk.  The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in

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Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk.  The value of your investment may fall over time because the Fund is subject to market risk.  Because stock prices and the prices of the Options Contracts tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The Shares at any point in time may be worth less than the original investment.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed‑income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.  In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  The Fund is classified as “non-diversified” under the 1940 Act.  As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk.  The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time.  Options may expire unexercised, causing the Fund to lose the premium paid for the options.  The Fund could experience a loss if securities underlying the options do not perform as anticipated.  There may be an imperfect correlation between the prices of options and movements in the price of the index or ETFs on which the options are based.  Additionally, any options written by the Fund create an obligation to make a payment in contrast to options purchased by the Fund which create the potential for receipt of a payment.  As the value of the written options increases, it has a negative impact on the value of your Shares.

Reference ETF Risk.  Certain features of the Reference ETF will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

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●
Passive Investment Risk.  The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities.  This differs from an actively managed fund, which typically seeks to outperform a benchmark index.  As a result, the Reference ETF will hold constituent securities of the S&P 500 regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the Options Contracts and the Fund.

●
Tracking Error.  ETFs face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”.  It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500 due to the Reference ETF not investing in all stocks comprising the S&P 500, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

●
Securities Lending Risk.  The Reference ETF may engage in securities lending.  Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500.
●	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Tax Risk.  The Fund expects to comply with the requirements of the Code and other laws so that it will be taxed as a “regulated investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear.  This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules and various loss limitation provisions of the Code.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Valuation Risk.  During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its

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holdings becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.____________.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Management LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”)

Portfolio Managers

The following persons serve as portfolio managers of the Fund.
●	_________________
●	_________________
●	_________________
●	_________________
●	_________________

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception in ___________.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of _____ Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

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Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains.  A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and ______________, the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Strategies

The Fund’s investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval upon 60 days’ written notice to shareholders.  Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500.  The value of Fund Shares may be influenced by multiple factors, including, but not limited to:

• The return and volatility of the S&P 500;

• The dividend rate on the S&P 500;

• Interest rates;

• Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Under normal conditions, the Index will be comprised of a portfolio of purchased and written Options Contracts that will expire in approximately one year, including purchased call options, written call options, purchase put options and written put options (each of these is further described below in “Fund Investments”).

It is expected that FLEX Options will be included in the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the OCC, a market clearinghouse.  The FLEX Options are listed on the Chicago Board Options Exchange.  FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American‑style exercisable any time prior to the expiration date or European‑style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over‑the‑counter options positions.  Each option contract entitles the holder thereof (i.e., the purchaser of the option) to purchase (for the call options) or sell (for the put options) the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

The Index is designed so that any amount owed by the Fund on any written Options Contracts will be covered by payouts at the expiration of the purchased Options Contracts.  The Fund receives premiums in exchange for the written Options Contracts and pays premiums in exchange for the purchased Options Contracts.  The OCC and securities exchange on which options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts.  Because amounts owed on the written Options Contracts will be covered by payouts at the expiration of the purchased Options Contracts, the Fund will not be required to post any additional collateral for the Options Contracts.  It is possible that applicable regulations governing the Fund’s utilization of the

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Options Contracts may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.

The Index is developed, maintained and sponsored by S&P Dow Jones Indices, LLC.  The value of the Index is calculated daily as of the close of trading hours on the New York Stock Exchange by the Chicago Board Options Exchange (“CBOE®”) utilizing an option valuation model and data provided by CBOE®.

S&P Dow Jones is not affiliated with the Fund, the Adviser or the Sub‑Adviser.  The Fund is not sponsored, endorsed or promoted by S&P Dow Jones.  S&P Dow Jones’s only relationship with the Fund is the licensing of certain service marks and services names of ETP Ventures and of the Index.

Tax Strategy.  To the extent consistent with the primary objective and other strategies of the Fund, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains.  In addition, where feasible, the Adviser will utilize options contracts that qualify as § 1256 contracts under the Code, which are options contracts that are taxed at a preferable tax rate regardless of the length of the holding period.  There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

Fund Investments

Options Contracts

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index.  Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.  The Fund expects to use FLEX Options, which are customized option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over‑the‑counter options positions.  Like traditional exchange‑traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price.  Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

Purchased Call Options.  Purchased call options are call options purchased by the Fund, each with a strike price that may equal or be lower than the “Initial Level,” which is the price of the

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S&P 500 or Reference ETF on the third Wednesday of [MONTH] (“Purchased Call Option Strike Price”).  If the price of the S&P 500 or Reference ETF as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the purchased call options will expire without a payment being made to the Fund (i.e., the purchased call options will expire worthless).  If the Closing Value is greater than the Purchased Call Option Strike Price, then the purchased call options collectively provide payment to be made to the Fund on the option expiration date corrected for any corporate actions.

Written Call Options.  Written call options are call options written by the Fund each with a strike price that may equal or be higher than the Initial Level (“Written Call Option Strike Price”).  If the Closing Value is less than or equal to the Written Call Option Strike Price at the option expiration date, the written call options will expire without a payment being made by the Fund.  If the Closing Value is greater than the Written Call Option Strike Price, then the written call options collectively provide payment to be made by the Fund on the option expiration date corrected for any corporate actions.

Purchased Put Options.  Purchased put options are put options purchased by the Fund each with a strike price that may equal or be higher than the Initial Level (“Purchased Put Option Strike Price”).  If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the purchased put options will expire without a payment being made to the Fund (i.e., the purchased put options will expire worthless).  If the Closing Value is less than the Purchased Put Option Strike Price, then the purchased put options collectively provide payment to be made to the Fund on the option expiration date corrected for any corporate actions.

Written Put Options.  Written put options are put options written by the Fund each with a strike price that may equal or be lower than the Initial Level (“Written Put Option Strike Price”).  If the Closing Value is greater than or equal to the Written Put Option Strike Price at the option expiration date, the written put options will expire without a payment being made by the Fund.  If the Closing Value is less than the Written Put Option Strike Price, then the written put options collectively provide payment to be made by the Fund on the option expiration date corrected for any corporate actions.

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash.  The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions.  During the initial invest‑up period and during periods of high cash inflows or outflows, if market conditions are not favorable, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash.  During such periods, the Fund may not be able to achieve its investment objectives.  For more information on eligible short term investments, see the statement of additional information.

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Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.____________.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing.  Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective.  Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

Authorized Participation Concentration Risk.  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Buffered Loss Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return of 0% if the S&P 500 decreases over the holding period by 10% or less.

Capped Return Risk.  The Index is designed to provide returns that are subject to the Cap Level.  In the event that the S&P 500 has gains in excess of the Cap Level for the holding period, the Fund will not participate in those gains beyond the cap.

Cash Transactions Risk.  The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in‑kind securities.  As a result, an investment in the Fund may be less tax‑efficient than an investment in an exchange‑traded fund that effects its creations and redemption for in‑kind securities.  Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.

Credit Risk.  Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the Options Contracts.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Cybersecurity Risk.  As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and

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unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Derivative Securities Risk.  Derivative securities are financial instruments that derive their performance from the performance of an underlying asset or index.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Enhanced Returns Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that increases by two times the percentage increase of the S&P 500 over the holding period, up to the maximum annualized return imposed by the Cap Level.

Equity Securities Risk.  The Fund’s derivative positions provide an investor exposure to the equity securities markets.  Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market.  Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Fixed Income Securities Risk.  An investment in the Fund may involve the risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants which would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings which could have the effect of reducing the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

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FLEX Options Risk.  The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC.  The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.  The values of FLEX Options do not increase or decrease at the same rate as the reference asset and may vary due to factors other than the price of reference asset. FLEX Options are also subject to the Derivative Securities Risk described above.

Fluctuation of Net Asset Value Risk.  The net asset value of Fund Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  Trading of an ETF employing a defined outcome strategy may be significantly different from an ETF following a more traditional strategy.  The Fund’s investment adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.  However, given that Shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Holding Period Risk.  The Fund’s investment strategy is designed to achieve the targeted outcomes linked to the S&P 500 over the holding period of approximately one year.  The Index has been designed to deliver on targeted returns linked to the S&P 500 if Fund Shares are bought on the day on which the Fund enters into the Options Contracts and held until those Options Contracts expire the following year.  In the event an investor purchases Fund Shares after the date on which the Options Contracts were entered into or sells Fund Shares prior to the expiration of the Options Contracts, the outcomes realized by the investor will not match those that the Fund seeks to achieve.  For purchase or sale of Fund Shares outside this holding period, the value of the securities in the Fund could vary due to factors other than the level of the S&P 500.

Index Limitation Risk.  The Index is designed to employ a defined outcome strategy.  The index calculation agent utilizes an option valuation model to calculate the value of portfolio of Options Contracts that are constituents of the Index.  Failure by the index calculation agent to fully comprehend and accurately model the constituent Options Contracts may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent Options Contracts or the performance of the Fund.  Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

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Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Leverage Risk.  The Fund may seek to gain exposure to certain securities in excess of 100%.  Such exposure will make the Fund more sensitive to movement in the value of those instruments.  In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

Liquidity Risk.  The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk.  The value of your investment may fall over time because the Fund is subject to market risk.  Because stock prices and the prices of the Options Contracts tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The Shares at any point in time may be worth less than the original investment.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed‑income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.  In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may

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depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  The Fund is classified as “non-diversified” under the 1940 Act.  As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Options Risk.  The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time.  Options may expire unexercised, causing the Fund to lose the premium paid for the options.  The Fund could experience a loss if securities underlying the options do not perform as anticipated.  There may be an imperfect correlation between the prices of options and movements in the price of the index or ETFs on which the options are based.  Additionally, any options written by the Fund create an obligation to make a payment in contrast to options purchased by the Fund which create the potential for receipt of a payment.  As the value of the written options increases, it has a negative impact on the value of your Shares.

Reference ETF Risk.  Certain features of the Reference ETF will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:
●
Passive Investment Risk.  The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities.  This differs from an actively managed fund, which typically seeks to outperform a benchmark index.  As a result, the Reference ETF will hold constituent securities of the S&P 500 regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the Options Contracts and the Fund.

●
Tracking Error.  ETFs face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”.  It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500 due to the Reference ETF not investing in all stocks comprising the S&P 500, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

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●
Securities Lending Risk.  The Reference ETF may engage in securities lending.  Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500.
●	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Tax Risk.  The Fund expects to comply with the requirements of the Code and other laws so that it will be taxed as a “regulated investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear.  This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules and various loss limitation provisions of the Code.

Tracking Error Risk.  The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.  A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will do so.  The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests.  While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index.  In addition, the Fund may invest in securities not included in the Index.  The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index.  The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the Options Contracts that constitute the Index, potentially resulting in the Fund being over‑ or underexposed to the Index and may be impacted by reconstitutions and rebalancing events.  Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

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Valuation Risk.  During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its holdings becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Non-Principal Risks

Inflation Risk.  Inflation may reduce the intrinsic value of increases in the value of the Fund.  Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Legislation and Litigation Risk.  Legislation or litigation that affects the value of securities held by the Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain securities in which the Fund invests.  In addition, litigation regarding any of the securities owned by the Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

Security Issuer Risk.  Issuer‑specific attributes may cause a security held by the Fund to be more volatile than the market generally.  The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Management of the Fund

The Fund is a series of Academy Funds Trust, an investment company registered under the Investment Company Act of 1940, as amended.  The Fund is treated as a separate fund with its own investment objectives and policies.  The Trust is organized as a Delaware statutory trust.  The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub‑Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Management LLC, 120 North Hale Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser.  In this capacity, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs.

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Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser.  Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

______________, ______________, ______________, ______________ and ______________ serve as the Fund’s portfolio managers.

[Name and Bio]

[Name and Bio]

[Name and Bio]

[Name and Bio]

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s statement of additional information.  Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the statement of additional information.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to ____% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund.

Out of this unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b‑1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.  The Adviser’s management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Pursuant to an investment sub‑advisory agreement between Innovator, Milliman and the Trust (the “Investment Sub-Advisory Agreement”), Milliman receives a fee equal to ____% of the amount collected under the management fee.  The Adviser is responsible for paying the entire amount of the Sub‑Adviser’s fee for the Fund.  The Fund does not directly pay the Sub‑Adviser.

A discussion regarding the basis for the Trust’s Board of Director’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund will be

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available in the Fund’s [Semi-] Annual Report to shareholders for the fiscal period ended _____________.

Manager of Managers Structure. The Fund and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or the Adviser.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to the sub-advisers or sub-advisory agreements within 90 days of the changes.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units.  Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Shares trade under the symbol [___].

Book Entry

Shares are held in book‑entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial

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owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per Share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  This approximate value should not be viewed as a “real‑time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  In‑kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares.  Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains.  These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases.  However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from APs that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.  The Fund distributes its net realized capital gains, if any, to shareholders ________.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

The Fund intends to continue qualify as a “regulated investment company” under the federal tax laws.  If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

Taxes on Distributions

The Fund’s distributions are generally taxable.  After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gains dividends.  Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates.  Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares.  To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below.  In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment.  The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash.  The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any.  The tax laws may require you to treat

25

distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.”  This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets.  Some capital gains dividends may be taxed at a higher maximum stated tax rate.  Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year.  Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less.  You must exclude the date you purchase your Shares to determine your holding period.  However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received.  The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.  The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.  The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss.  To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction.  Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges.  In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

26

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid.  If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.  If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws.  See “Taxes” in the statement of additional information for more information.

Distribution Plan

________________ (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the 1940 Act.  In accordance with its Rule 12b‑1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services.  The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker‑dealer and shareholder support and educational and promotional services.

The Fund does not currently pay 12b‑1 fees, and the Fund will not pay 12b‑1 fees any time before __________.  However, in the event 12b‑1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Net Asset Value

The Fund’s net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business.  Net asset value is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding.  The result, rounded to the nearest cent, is the net asset value per Share.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

The Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act.  Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade.  Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist.  Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete.  Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information.  Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.  Typically, debt securities are valued using information provided by a third‑party pricing service.  The third‑party pricing service primarily uses broker quotes to value the securities.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act.  Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third‑party pricing services.

Certain securities may not be able to be priced by pre‑established pricing methods.  Such securities may be valued by the Board of Trustees or its delegate at fair value.  The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act.  These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre‑established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.”  As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale.  The use of fair value prices by the Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange.  A variety of factors may be considered in determining the fair value of such securities.  Valuing the Fund’s securities

28

using fair value pricing will result in using prices for those securities that may differ from current market valuations.  See the Fund’s statement of additional information for details.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer‑specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV.  Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.  Where market quotations are not readily available, including where Innovator determines that the closing price of the security is unreliable, Innovator will value the security at fair value in good faith using procedures approved by the Board.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Disclaimers

[To be included]

Fund Service Providers

______________________, _______________, is the administrator, custodian and fund accounting and transfer agent for the Fund.

Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Trust.

______________________, _______________, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus.  Financial information therefore is not available.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  Innovator cannot predict whether the Shares will trade below, at or above their NAV.  The approximate value of the Shares, which is an amount representing on a per share basis the sum of the current market price of the securities (and an estimated cash component) accepted by the Fund in exchange for Shares, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  This approximate value should not be viewed as a

29

“real‑time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Fund is not involved with, or responsible for, the calculation or dissemination of the approximate value, and the Fund does not make any warranty as to its accuracy.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at www.________.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund.  Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names.  Householding for the Fund is available through certain broker‑dealers.  If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker‑dealer.  If you currently are enrolled in householding and wish to change your householding status, please contact your broker‑dealer.

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The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Preliminary Statement of Additional Information
Dated May 15, 2017
Subject to Completion

ACADEMY FUNDS TRUST
Innovator Enhance and Buffer S&P 500 ETF;
2 Up to a Cap, 1 Down, 10% Buffer,
 CBOE Annual PTP Strategy, (MONTH) Series

Ticker symbol: _______

Statement of Additional Information
 ______________, 2017

___________
____________
____________
 www.__________.com

This Statement of Additional Information (“SAI”) describes shares of the Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series (the “Fund”) which is a series of Academy Funds Trust (the “Trust”). The Fund’s investment adviser is Innovator Management LLC (the “Adviser”).

This SAI supplements the information contained in the Fund’s Prospectus, dated __________, 2017, as they may be amended from time to time.  This SAI should be read in conjunction with the Prospectus.  This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus.  The audited financial statements and financial highlights of the Fund are incorporated by reference from the Trust’s annual report to shareholders.  A Prospectus for the Fund may be obtained by writing or calling the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), at the above address or by calling the above phone number.  The Fund’s annual report to shareholders is available by request, without charge, by calling 1‑877‑386‑3890.

TABLE OF CONTENTS
	Page		Page
General Information	2	Portfolio Manager	29
Exchange Listing and Trading	2	Trading and Brokerage	31
Investment Restrictions and Policies	3	Capital Structure	32
Investment Strategies and Risks	6	Creation and Redemption of Creation Unit Aggregations	34
Disclosure of Portfolio Holdings Information	18	Determining Offering Price and Net Asset Value	41
Management of the Trust	20	Distributions and Taxes	42
Investment Adviser and Other Service Providers	25	Performance Information	60

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on October 17, 2007.  The Trust is an open‑end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares of [  ] separate series, representing separate portfolios of investments.  This SAI relates solely to the Fund, which is non-diversified.

The Fund offers and issues shares (“Shares”) at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of securities representing securities included in the Fund’s portfolio (“Deposit Securities”) and/or (2) a cash payment referred to as the “Cash Component.”

The Fund intends to list its Shares on ___________ (the “Exchange”), and trade at market prices.  The market price for the Fund’s Shares may be different from its NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of ______ Shares or more.  In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI.  In each instance of such full cash creations or redemptions, the transaction fees imposed will be $500 times the transaction fees associated with in‑kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

The Fund is a separate mutual fund, and each Share of the Fund represents an equal proportionate interest in the Fund.  All consideration received by the Trust for Shares of the Fund and all assets of the Fund belong solely to the Fund and would be subject to liabilities related thereto.  The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific series of the Trust shall be payable solely out of the assets of that series.  Expenses not attributable to a specific series are allocated across all of the series on the basis of relative net assets.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12‑month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the “approximate value” of the Fund, as described in “Fund Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell Shares of the Fund in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Continuous Offering

Broker‑dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements.  For more detailed information see “Continuous Offering” in the Prospectus.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act of 1933, as amended (the “1933 Act”), a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

There can be no assurance that the Fund will achieve its objective.  The Fund’s investment objective and policies, and its associated risks, are discussed below and in the Fund’s Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Fund and its policies is provided below.

Fundamental Investment Restrictions

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund.  All other investment policies or practices of the Fund are considered by the Trust to be non‑fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Fund.

The Fund shall not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)
Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.  This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities except to the extent permitted by applicable law.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)
Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the ___________ Index concentrates in the securities of a particular industry or group of industries.

Non‑Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non‑fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)
The Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)
The Fund is permitted to invest in other investment companies, including open‑end, closed‑end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

* * *

Except for the Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover

The Fund may have a portfolio turnover rate in excess of 100%.  Portfolio trading will be undertaken principally to accomplish the Fund’s investment objective.  The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986 (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective.  Therefore, the Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in the Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of the Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from purchases and redemptions of the Fund’s Shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

INVESTMENT STRATEGIES AND RISKS

The following information relates to and supplements the description of the Fund’s investment strategies and risks that are contained in the Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors.  Unless otherwise noted, the following investments are non‑principal investments of the Fund.

Borrowing and Leverage. If the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings.  Any such borrowings are intended to be temporary.  However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time.  As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing.  The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk.  Since the use of technology has become more prevalent in the course of business, the Fund may be more susceptible to operational risks through breaches in cybersecurity.  A cybersecurity incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality.  A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.  Any of these results could have a substantial impact on the Fund.  For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions.  Cybersecurity incidents could cause the Fund or the Adviser or distributor to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude.  They may also cause the Fund to violate applicable privacy and other laws.  The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cybersecurity, and business continuity plans in the event there is a cybersecurity breach.  However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of the issuers of securities in which the Fund invests or the Fund’s third party service providers (including the Fund’s transfer agent and custodian).

Derivatives.  The Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Distributions and Taxes.”

Under current CFTC regulations, if the Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Accordingly, the Fund has registered, or will register prior to commencement of operations, as a commodity pool, and the Adviser has registered as a commodity pool operator, with the National Futures Association.

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operation and/or change the competitive landscape. In this regard, any further amendment to the Commodity Exchange Act or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.

In addition to the instruments, strategies and risks described below and in the Prospectus, Milliman may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Milliman develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Milliman may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)
Successful use of most Financial Instruments depends upon Milliman’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Milliman may still not result in a successful transaction. Milliman may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)
As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)
Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the _______________ (“______”), in the prescribed amount as determined daily. Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange®, the Exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”).  FLEX Options are listed on a U.S. national securities exchange.  FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.  Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) 100 shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Risks of Options on Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Composite Stock Index, the NYSE Composite Index or the NYSE Arca Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over the Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Milliman are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change.  If such a change causes the exercised option to fall out of the money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts.  The Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position.  Forward contracts are two party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date.  Because they are two party contracts and may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any forward contract unless Milliman believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty.  If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Fixed Income Investments and Cash Equivalents.  Normally, the Fund invests substantially all of its assets to meet its investment objective; however, the Fund may invest in fixed income investments and cash equivalents.

Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below:

(1)
The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities.  U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S.

government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2)
The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association.  Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable.  If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities.  Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon.  Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.  The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3)
The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4)
The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Adviser to present acceptable credit risks.  In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time.

This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5)
The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest.  There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6)
The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.  Master demand notes are direct lending arrangements between the Fund and a corporation.  There is no secondary market for the notes.  However, they are redeemable by the Fund at any time.  The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.  The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Innovator Capital to be of comparable quality.

(7)
The Fund may invest in shares of money market funds, as consistent with its investment objective and policies.  Shares of money market funds are subject to management fees and other expenses of those funds.  Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations.  At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Fund to lose money by investing in money market funds.

Illiquid Securities.  The Fund may invest in illiquid securities (i.e., securities that cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities for purposes of determining the Fund’s net asset value).  For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days.  However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.  The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.  The Board of Trustees has delegated to the Adviser the day‑to‑day determination of the illiquidity of any equity or fixed‑income security, although it has retained oversight for such determinations.  With respect to Rule 144A securities, Innovator Capital considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees.  If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Adviser, Sub‑Adviser, Distributor, or any affiliated person of the Fund, Adviser, Sub‑Adviser, or Distributor.

Each Business Day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee‑based subscription services to NSCC members and/or subscribers to those other fee‑based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Fund in the secondary market.  This information typically reflects the Fund’s anticipated holdings on the following Business Day.  Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker‑dealers and/or Authorized Participants and (ii) to other personnel of the Adviser, Sub‑Adviser, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information.  Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect.  The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Fund, the Adviser, the Sub‑Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by overseeing the implementation and enforcement of portfolio holdings disclosure policies and procedures and considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters that may arise in connection with any portfolio holdings governing policies.  The Board and the Fund reserve the right to amend the policies and procedures at any time and from time to time without prior notice in their sole discretion.  For purposes of the policies and procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi‑Annual Report to Fund shareholders and in the quarterly holdings report on Form N‑Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed under the direction of its Board.  The Trust’s Trustees and principal officers are noted in the tables below along with their ages and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.  The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Oliver St. Clair Franklin OBE 325 Chestnut Street, Suite 512, Philadelphia, PA 19106 Age: 71	Chairman and Trustee	Since 2007
Vice Chairman, Election Ink, Since 2009; Honorary British Consul (UK Diplomatic Representative in Philadelphia), Since 1998; President and CEO, International House Philadelphia (programming and lodging for international students), 2003 to 2008.
__
Board Member, Dynamis Therapeutics (biotech research); Board of Advisors, The Genisys Group (software development; BPO outsourcing); Board of Directors, The Greater Philadelphia Chamber of Commerce; Chair, City Fellows, Inc. (search firm for UK financial services firms).

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Russell R. Wagner 325 Chestnut Street, Suite 512, Philadelphia, PA 19106 Age: 59	Trustee	Since 2007	Executive Vice President – Finance, CFO and Treasurer, Holy Redeemer Health System, Since 1994.	__	Board Member, Philadelphia Parking Authority, Holy Redeemer Ambulatory Surgery Center, LLC, and HRH Management Corporation.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen Officer	Other Directorships Held by Officer
Interested Trustee[1] and Officers
David Jacovini 325 Chestnut Street, Suite 512, Philadelphia, PA 19106 Age: 41	President, Treasurer and Trustee	President and Treasurer since 2007; Trustee since 2009	President, Innovator Management LLC, Since 2011; Chief Executive Officer, Academy Asset Management LLC, Since 2007.	__	None
Michael D. Gries 325 Chestnut Street, Suite 512, Philadelphia, PA 19106 Age: 42	Vice President, Chief Compliance Officer and Secretary	Vice President since 2007; Chief Compliance Officer and Secretary since 2009	CCO of Academy Asset Management LLC, since 2009; CCO of Innovator Management LLC Since 2011; Operations Manager, Academy Asset Management LLC, Since 2007	__	None

1 David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

Board Leadership

The Board has overall responsibility for the oversight and management of the Fund.  The Chairman of the Board is an Independent Trustee; that is, the Chairman is not an “interested person” (as defined by the 1940 Act) of the Trust or the Adviser.  The Board has two standing committees (as described further below): an Audit Committee and a Nominating Committee.  The Chairman of each Board committee is an Independent Trustee.

The Chairman of the Board presides at all meetings of the Board, and acts as a liaison with service providers, officers, attorneys, and other Trustees.  The Chair of each Board committee performs a similar role with respect to the committee.  The Chairman of the Board or the Chair of a Board committee may also perform such other functions as may be delegated by the Board or the committee from time to time.  The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Fund.  The Board has regular meetings throughout the year, and may hold special meetings if required before its next regular meeting.  Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board and reports its findings to the Board.  The Board and each standing committee conduct annual assessments of their oversight function and structure.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board to enhance effective oversight.

Risk Oversight

Among the Board’s general oversight and management functions is to oversee the risks of the Fund.  The Fund is subject to various risks, including investment, compliance, operational and valuation risks, among others.  The Board addresses its risk oversight function through different Board and committee activities.  For instance, the Board has delegated the day‑to‑day risk management and oversight function to the Adviser, or in certain cases (subject to the Adviser’s supervision) and depending on the nature of the risks to other service providers.  The Board, or a committee, reviews and evaluates reports from the Adviser or service providers regarding the risks faced by the Fund and regarding the service providers’ oversight and management of those risks.  In addition to the delegation of the day‑to‑day risk management and oversight function, the committees of the Board allow the Trustees to quickly and efficiently consider risk matters and facilitate the oversight by the Trustees of Fund activities and the risks related to those activities.  The Board has also appointed a Chief Compliance Officer (CCO) who oversees the implementation and evaluation of the Fund’s compliance program.  The CCO periodically reports to the Board regarding compliance matters in connection with the Fund’s activities and the services provided by the Adviser and other service providers.

Trustees’ Qualifications.

The Nominating Committee selects and nominates persons for election or appointment by the Board as Independent Trustees.  The Board has adopted the Nominating Committee Charter and Procedures, which provides the Nominating Committee with general criteria to guide the

Committee’s choice of candidates to nominate to serve on the Board; however, there are no specific qualifications or requirements to serve on the Board.  The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, that allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders.  Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Trust’s investment manager, sub‑advisers, other service providers, counsel and independent auditors; and to exercise business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his duties effectively is evidenced by his educational background or professional training; business, consulting or public service positions; experience from service as a Board member of the Trust, other investment funds, public companies or non‑profit entities or other organizations; and ongoing commitment and participation in Board and committee meetings throughout the years.

While there are no specific required qualifications for Board membership, the Board believes the specific background of each Trustee is appropriate to his or her serving on the Trust’s Board of Trustees.  Mr. Franklin has over 25 years of experience in the investment management business; Mr. Wagner has 37 years of experience in finance, currently serving as the Executive Vice President – Finance for Holy Redeemer Health System; and Mr. Jacovini serves as a chief executive officer in the asset management business.  The foregoing discussion and the trustees and officers chart above are included in this Statement of Additional Information pursuant to requirements of the U.S. Securities and Exchange Commission, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof.

Share Ownership

The following table provides the dollar range of equity securities beneficially owned by the Board members on ________________, 2017.

Trustee	Aggregate Dollar Range of Equity Securities of the Fund	Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex
David Jacovini	None	Over $100,000
Oliver St. Clair Franklin OBE	None	None
Russell R. Wagner	None	None

Trustee Compensation

The following table describes the estimated compensation paid to be paid to the Trustees for their services to the Fund for one fiscal year and the actual amount of compensation paid for their services to the Fund Complex for the fiscal year ended November 30, 2016.  Only the

Trustees of the Trust who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Fund.

Trustee	Estimated Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Investment Companies in the Fund Complex
Oliver St. Clair Franklin OBE	$______	None	None	$6,000
Russell R. Wagner	$______	None	None	$6,000
David Jacovini	None	None	None	None

Board Committees

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.  The Trust’s Audit Committee consists of the Independent Trustees.

Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating Committee, c/o Academy Funds Trust, ___________________________.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the Independent Trustees.

Codes of Ethics

The Trust, the Adviser and the Sub‑Adviser have adopted a Code of Ethics in compliance with the requirements of Rule 17j‑1 under the 1940 Act, which governs personal securities transactions.  Under the Code of Ethics, persons subject to the Code of Ethics are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, subject to the requirements set forth in Rule 17j‑1 under the 1940 Act and certain other procedures set forth in the Code of Ethics.  The Code of Ethics is on public file with, and is available from, the SEC.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which require that all proxy voting decisions be made in the best interest of the Fund and that the Adviser acts in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and by obtaining the Board’s consent to vote.

The Trust is required to annually file Form N‑PX, which lists the Fund’s complete proxy voting record for the most recent 12‑month period ending August 31.  Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll‑free 1‑877‑386‑3890 and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Innovator Management LLC (the “Adviser”), located at ________________, furnishes investment management services to the Fund, subject to the supervision and direction of the Board.  The Adviser is __________________.  The Adviser compensates the interested Trustee and all officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser provides investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  The Advisory Agreement dated _________ has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.  The Advisory Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Advisory Agreement, the Fund shall pay the Adviser a fee at an annual rate of 0.__%, as a percentage of the Fund’s average daily net assets.

Sub‑Adviser

The Fund and the Adviser have retained Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606 (“Milliman” or the “Sub-Adviser”), to serve as the Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”).  Milliman was established in 1998, and also advises other investment companies, insurance companies, financial institutions, other pooled investment vehicles in addition to the Fund. As of December 31, 2015, the Adviser had approximately $22 billion in advised or sub-advised assets under management. The Sub-Adviser is a wholly owned subsidiary of Milliman, Inc.

The Fund’s Sub‑Advisory Agreement is dated ____________.  The Sub‑Advisory Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Sub‑Advisory Agreement may be terminated by the Adviser or the Trust at any time on written notice to the Sub‑Adviser of the Adviser’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Fund.  The Sub‑Adviser may terminate this Agreement at any time on sixty (60) days’ written notice to the Adviser and the Trust of its intention to do so.  The Sub‑Advisory Agreement will terminate automatically in the event of its assignment.  This Agreement shall automatically terminate upon the termination of the Advisory Agreement.  The Sub‑Adviser’s fee is paid by the Adviser.

Distributor

Quasar Distributors, LLC (the “Distributor”), located at 615 E. Michigan St., Milwaukee, WI 53202, serves as the principal underwriter of the Fund’s shares under a Distribution Agreement (the “Distribution Agreement”).  The Distributor has entered into an agreement with the Trust pursuant to which it distributes Shares of the Fund (the “Distribution Agreement”).  The Distributor continually distributes Shares of the Fund on a best effort basis.  The Distributor has no obligation to sell any specific quantity of Fund Shares.  The Distribution Agreement is renewable annually.  Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Fund’s Prospectus and this SAI.  Shares amounting to less than a Creation Unit are not distributed by the Distributor.  The Distributor is a broker‑dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.  The Distributor is not affiliated with the Trust, the Adviser, the Sub‑Adviser, or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Distribution Plan.  The Fund has adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act (the “Distribution Plan”).  Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to Shares as compensation for distribution services.  Distribution services may include, but are not limited to: (i) services in connection with distribution assistance or (ii) payments to financial institutions and other financial intermediaries, such as broker‑dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this SAI.  However, in the event that distribution fees are charged in the future, because the Fund will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

Fund Administrator

General Information.  The Administrator and Fund Accountant for the Fund is U.S. Bancorp Fund Services, LLC (the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds.  The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.

Administration Agreement.  Pursuant to the Fund Administration Servicing Agreement (“Administration Agreement”) with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund’s Board.  Employees of the Administrator generally will not be officers of the Fund for which they provide services.

The Administration Agreement is terminable by the Board or the Administrator on ninety (90) days’ written notice and may be assigned provided the non‑assigning party provides prior written consent.  The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter.  The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the Securities and Exchange Commission; (iv) calculation of yield and total return for the Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of the Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Fund’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the administrative services rendered to the Fund by the Administrator, the Fund pays the Administrator an asset‑based fee plus certain out‑of‑pocket expenses.

Accounting Agreement.  The Fund Accountant, pursuant to the Fund Accounting Servicing Agreement (“Accounting Agreement”), provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a‑1 under the 1940 Act, and reconciling account information and balances among the Fund’s Custodian and Adviser.

For the fund accounting services rendered to the Fund by the Fund Accountant, the Fund pays the Fund Accountant an asset‑based fee plus certain out‑of‑pocket expenses, including pricing expenses.

Custodian, Transfer Agent and Dividend Agent

U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund’s cash and securities.  Pursuant to a Custodian Servicing Agreement with the Fund, it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash.  The Custodian receives a minimum annual fee of $4,000 or 0.0040% of the average daily market value of the Fund, whichever is greater.

The Custodian is also entitled to certain out‑of‑pocket expenses and portfolio transaction fees.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  U.S. Bancorp Fund Services, LLC, the Fund’s Administrator, also acts as the Fund’s transfer and dividend agent.  U.S. Bancorp Fund Services, LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Legal Counsel

____________________ serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

__________________, has been selected as the independent registered public accounting firm for the Trust.  As such, they are responsible for auditing the Trust’s annual financial statements.

PORTFOLIO MANAGER

Other Accounts Managed

The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of _______________.

Name	No. of Accounts	Total Assets Managed	Number of Accounts with Performance‑Based Fees	Total Assets in Accounts with Performance‑Based Fees
___________	__	__	__	__

Description of Potential Material Conflicts of Interest

The portfolio manager has day‑to‑day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement and Subadvisory Agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Fund and that the Adviser and Sub‑Adviser seek to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Fund, the Sub‑Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The Sub‑Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The Sub‑Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.  If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Other than the general potential conflicts noted above, the portfolio manager is not subject to any other specific potential conflicts of interest.

Compensation

The named portfolio manager receives compensation in the form of periodic distributions from the Adviser.  The portfolio manager may also participate in benefit plans and programs available generally to all employees.

Investments in the Fund

The following table provides the dollar range of Shares of the Fund owned by the portfolio manager as of ____________, 2017.

Portfolio Manager	Dollar Range of Fund Shares Owned
__________	$_______________

TRADING AND BROKERAGE

The Adviser is responsible for the management of the Fund and has delegated trade execution responsibilities to the Sub‑Adviser.  The Sub‑Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the accounts of the Fund.  In selecting such brokers, the Sub‑Adviser seeks best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these considerations is the Sub‑Adviser’s evaluation of a broker’s efficiency in executing and clearing transactions; block trading capability (including a broker’s willingness to position securities); familiarity with the security; and financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

The Sub‑Adviser may also take into consideration the research, analytical, statistical and other information and services provided by the broker (such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information) and the availability of the brokerage firm’s analysts for consultation in allocating the Fund’s brokerage.  While the Sub‑Adviser believes these services have substantial value, they are considered supplemental to the Sub‑Adviser’s own efforts in the performance of its duties under the Subadvisory Agreement and, to the extent these services are used, it will be on a limited basis.  As permitted by the Subadvisory Agreement and in accordance with Section 28(e) of the 1934 Act, the Sub‑Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Sub‑Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided viewed in terms of either the particular transactions or the Sub‑Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Other clients of the Sub‑Adviser may therefore benefit from the availability of these services to the Sub‑Adviser, and the Fund may benefit from services available to the Sub‑Adviser as a result of similar transactions for the Sub‑Adviser’s other clients.  The Sub‑Adviser does not make any attempt to allocate the specific costs to each account.  The Sub‑Adviser does receive analyst reports that do come as a benefit of ongoing maintenance of various brokerage relationships.  These reports are received in connection with the Sub‑Adviser’s soft dollar program.

CAPITAL STRUCTURE

The Trust currently has authorized and allocated to the Fund an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Fund) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non‑assessable.  Shares do not have preemptive rights.

All Shares of the Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional Share standing in the shareholder’s name on the books of the Trust.  However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited‑purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book‑entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and the Financial Industry Regulatory Authority.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and

Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.  Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Fund.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in‑kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash—the “Cash Component”—computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub‑Adviser to the Fund with a view to the investment objective of the Fund.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.  The Trust also reserves the right to offer an “all cash” option for creations of Creation Units for the Fund.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker‑dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund.  All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of at least ______ Shares.  All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m., Eastern Time, an hour earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form.  The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”).  Severe

economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  At any given time there may be only a limited number of broker‑dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m., Eastern Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator.  A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal

Date.  All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled.  Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.  The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day.  If the order is not placed in proper form by 3:00 p.m., Eastern Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee will be charged in all cases.  The delivery of Creation

Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities or Cash Purchase Amount would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit or Cash Purchase Amount would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit or Cash Purchase Amount would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits or Cash Purchase Amounts nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Creation Transaction Fee*
$_______

* To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book‑entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in‑kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day.  The Trust will not redeem Shares in amounts less than Creation Units.  Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Cash Redemption Amount.  Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”.  In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement.  An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC.  An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut‑Off‑Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three Business Days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator.  Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the custodian prior to the DTC Cut‑Off‑Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date.  If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date, but either (1) the requisite number of Shares of the Fund are not delivered by the DTC Cut‑Off‑Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the Shares of the Fund are delivered through DTC to the Administrator by the DTC Cut‑Off‑Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund

Securities).  The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.  The Trust also reserves the right to offer an “all cash” option for redemptions of Creation Units for the Fund.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Redemption Transaction Fee*
$_____

* To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book‑entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in‑kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share.  The NAV per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price.  Price information on listed securities, including ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded.  Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Fund’s Adviser in accordance with procedures adopted by the Board.

DISTRIBUTIONS AND TAXES

[TO BE UPDATED]

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information.  Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund has elected and intends to qualify (or if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short‑term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long‑term capital gains over net short‑term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax‑exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from QPTPs.

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  If the IRS determines that the Fund’s allocation is improper and that the Fund has under‑distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.  If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits.  Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover.  For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes.  This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short‑term rather than long‑term capital gains in contrast to a comparable fund with a low turnover rate.  Any such higher taxes would reduce the Fund’s after‑tax performance.  See, “Taxation of Fund Distributions ‑ Distributions of Capital Gains” below.  For non‑U.S. investors, any such acceleration of the recognition of capital gains that results in more short‑term and less long‑term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non‑U.S. Investors – Capital Gain Dividends” and “– Interest‑Related Dividends and Short‑Term Capital Gain Dividends” below.

Capital Loss Carryovers.  The capital losses of the Fund, if any, do not flow through to shareholders.  Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses.  If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short‑term capital losses over its net long‑term capital gains is treated as a short‑term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long‑term capital losses over its net short‑term capital gains is treated as a long‑term capital loss arising on the first day of the Fund’s next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three‑year look‑back period.  An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses.  An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change.  The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax‑free reorganization with another fund.  Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax‑free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built‑in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses.  The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short‑term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions ‑ Distributions of capital gains” below).  A “qualified late year loss” includes:

(i)
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long‑term capital loss or any net short‑term capital loss incurred after October 31 of the current taxable year (“post‑October capital losses”), and

(ii)
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark‑to‑market election is in effect.  The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed Capital Gains.  The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%).  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long‑term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non‑deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales of capital assets over the losses from such sales) for the one‑year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year.  Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund.  The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income.  Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country.  Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass‑through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.  If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Purchase of Shares.  As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.  Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund).  You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency‑related transactions.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends‑Received Deduction for Corporations”.

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short‑term capital gain over net long‑term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long‑term capital gain over net short‑term capital loss will be taxable to you as long‑term capital gain, regardless of how long you have held your Shares in the Fund.  Any net short‑term or long‑term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over‑estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals.  Ordinary income dividends reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long‑term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121‑day period beginning 60 days before the stock becomes ex‑dividend.  Similarly, investors must hold their Fund Shares for at least 61 days during the 121‑day period beginning 60 days before the Fund distribution goes ex‑dividend.  Income derived from investments in derivatives, fixed‑income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends‑Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends‑received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends‑received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends‑received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt‑financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91‑day period beginning 45 days before the stock becomes ex‑dividend.  Similarly, if your Fund Shares are debt‑financed or held by you for less than a 46‑day period then the dividends‑received deduction for Fund dividends on your Shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends‑received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed‑income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account.  The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund.  In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits.  A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code.  Even if the Fund is eligible to pass through tax credits, the Fund may choose not to do so.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax‑free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency‑backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax‑free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts.  “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes.  If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale.  If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long‑term or short‑term, generally depending on how long you have held your Shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long‑term capital gain or loss if the Shares have been held for more than one year and as a short‑term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in‑kind.

Tax Basis Information.  A shareholders’ cost basis information will be provided upon the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients.  Please contact the broker (or other nominee) that holds your Fund Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales.  All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale.  Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss within Six Months of Purchase.  Any loss incurred on a sale of Shares held for six months or less will be treated as long‑term capital loss to the extent of any long‑term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders.  This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long‑term or short‑term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction.  Property held for more than one year generally will be eligible for long‑term capital gain or loss treatment.  The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long‑term or short‑term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed‑Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues.  If a fund purchases a debt obligation (such as a zero‑coupon security or pay‑in‑kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year.  Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund.  Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income.  These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions.  In general, option premiums received by a fund are not immediately included in the income of the fund.  Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction).  If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock.  Such gain or loss generally will be short‑term or long‑term depending upon the holding period of the underlying stock.  If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased.  The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short‑term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction.  Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short‑term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non‑equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad‑based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long‑term and 40% short‑term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.  Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short‑term or long‑term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities.  These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.  Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund‑level tax.

Certain investments in derivatives and foreign currency‑denominated instruments, and a fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income.  If a fund’s book income is less than the sum of its taxable income and net tax‑exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company.  If a fund’s book income exceeds the sum of its taxable income and net tax‑exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax‑exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale of a capital asset.

Foreign Currency Transactions.  A fund’s transactions in foreign currencies, foreign currency‑denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund’s ordinary income distributions, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments.  The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs.  In general, a foreign company is classified as a PFIC if at least one‑half of its assets constitute investment‑type assets or 75% or more of its gross income is investment‑type income.  When investing in PFIC securities, the Fund intends to mark‑to‑market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you.  Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark‑to‑market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark‑to‑market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.  Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Controlled Foreign Corporations.  The Fund may invest in stocks of foreign companies that may be classified under the Code as controlled foreign corporations (“CFC”) with respect to the Fund.  As such, the Fund will be required to include in its gross income each year amounts earned by the CFC during that year (subpart F income), whether or not such earnings are distributed by the CFC to the Fund.  Subpart F income will be distributed by the Fund each year as ordinary income and will not be qualified dividends eligible for taxation at long‑term capital gain rates in the case of noncorporate investors or eligible for the 70% corporate dividends deduction in the case of corporate investors.

Investments in U.S. REITs.  A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a U.S. REIT to a fund will be treated as long‑term capital gains by the fund and, in turn, may be distributed by the fund as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.  The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.  Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non‑U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non‑U.S. REITs.  While non‑U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non‑U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non‑U.S. REIT is located.  A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non‑U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.”  Additionally, foreign withholding taxes on distributions from the non‑U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.”  Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non‑U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income).  Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events.  The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax‑exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax‑exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.  The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non‑REIT strategy.

Investments in Grantor Trusts, Partnerships and QPTPs.  For purposes of the Income Requirement, income derived by a fund from a grantor trust or partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the grantor trust or partnership that would be qualifying income if realized directly by the fund.  While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a grantor trust or partnership.  See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.  Additionally, any business income or losses from a QPTP would be subject to the passive activity loss rules.  These rules may defer losses on a QPTP until the partnership is sold.

To the extent an MLP is a partnership (whether or not a QPTP), some amounts received by a fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs.  Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund will likely realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement.  A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time.  In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so‑called “recapture income,” will be treated as ordinary income.  Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs, CFCs, or “regular” corporations for U.S. federal income tax purposes.  The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs.  The U.S. federal income tax consequences of a fund’s investments in PFICs and CFCs are discussed above.

Securities Lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends‑received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass‑through of foreign tax credits to shareholders.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor‑holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor‑holder must accrue original issue discount in income over the life of the debt.  The creditor‑holder’s exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends‑received deduction.  In general, conversion of preferred stock for common stock of the same corporation is tax‑free.  Conversion of preferred stock for cash is a taxable redemption.  Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character.  The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS.  To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

• provide your correct social security or taxpayer identification number,
• certify that this number is correct,
• certify that you are not subject to backup withholding, and
• certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non‑U.S. investors to avoid backup withholding are described under the “Non‑U.S. Investors” heading below.

Non‑U.S. Investors

Non‑U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non‑U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends.  In general, capital gain dividends reported by the Fund as paid from its net long‑term capital gains, other than long‑term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest‑Related Dividends and Short‑Term Capital Gain Dividends.  Generally, dividends reported by the Fund as interest‑related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short‑term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10‑percent shareholder or is contingent interest, and (4) any interest‑related dividend from another regulated investment company.  Similarly, short‑term capital gain dividends reported by the Fund as paid from its net short‑term capital gains, other than short‑term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  The Fund reserves the right to not report interest‑related dividends or short‑term capital gain dividends.  Additionally, the Fund’s reporting of interest‑related dividends or short‑term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by the Fund to non‑U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass‑through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax.  Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non‑U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability.  The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non‑U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non‑U.S. shareholder, you must provide a Form W‑8 BEN (or other applicable Form W‑8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W‑8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non‑U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non‑U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”).  Under FATCA, a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non‑financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it meets certification requirements described below.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements.  The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.

The NFFE will report the information to the applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non‑U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above.  Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non‑U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.  Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax adviser regarding your particular circumstances before making an investment in the Fund.

PERFORMANCE INFORMATION

To obtain the Fund’s most current performance information, please call __________ or visit the Fund’s website at www.__________.com.

From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders.  Performance quotations represent the Fund’s past performance and should not be considered as representative of future results.  The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Academy Funds Trust
Part C – Other Information

Item 28. Exhibits

Exhibit No. Description

(a) (1) Agreement and Declaration of Trust of Registrant, dated October 17, 2007 (1)

(2) Certificate of Trust of Registrant, as filed with the State of Delaware on October 17, 2017 (1)

(b) By-Laws of the Registrant (1)

(c) Not Applicable

(d) (1) Investment Management Agreement by and between the Registrant, on behalf of Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, and Innovator Management LLC, dated ___________ (*)

(2) Sub-Advisory Agreement by and between the Innovator Management LLC and Milliman Financial Risk Management LLC, relating to Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, dated __________ (*)

(e) Form of Distribution Agreement by and between the Registrant and Quasar Distributors, LLC (1)

(f) Not Applicable

(g) Custody Agreement by and between the Registrant and U.S. Bank National Association (4)

(h) (1) Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated January 19, 2012 (4)

(2) Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated January 19, 2012 (4)

(3) Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated January 19, 2012 (4)

(4) Form of Subscription Agreement (*)

2

(5) Form of Participant Agreement (*)

(i)  Opinion and Consent of Chapman and Cutler LLP (*)

(j)  Not Applicable

(k) Not Applicable

(l)  Not Applicable

(m)     Rule 12b-1 Plan (*)

(n) Not Applicable

(o) Not Applicable

(p) (1) Joint Code of Ethics of the Registrant and Innovator Management LLC, dated June 9, 2008 (2)

(2) Code of Ethics of Milliman Financial Risk Management LLC, dated     _________ (*)

 (q) Power of Attorney, dated December 9, 2011 (3)
__________________

(1) Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 19, 2007.

(2) Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on April 30, 2009.

(3) Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on December 9, 2011.

(4) Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on March 30, 2015.

(*) To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not Applicable

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

3

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Agreement and Declaration of Trust dated October 17, 2007 which is incorporated herein by reference.

(b) Investment Advisory Agreement, by and between the Registrant, on behalf of Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, and Innovator Management LLC, as provided for in Section [ ] of the Investment Advisory Agreement, which will be subsequently be filed by amendment;

(c) Form of Distribution Agreement by and between the Registrant and Quasar Distributors, LLC, as provided for in Section 7 of the Distribution Agreement which is incorporated herein by reference;

(d) Custody Agreement between the Registrant and U.S. Bank National Association as provided for in Article X, Section 10.01 of the Custody Agreement, which is incorporated herein by reference;

(e) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Fund Accounting Agreement, which is incorporated herein by reference;

(f) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 6 of the Fund Administration Servicing Agreement, which is incorporated herein by reference; and

(g) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 7 of the Transfer Agent Servicing Agreement, which is incorporated herein by reference.

Item 31. Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Innovator Management LLC, the investment adviser to Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein.  The information required by this Item with respect to any director, officer or partner of Innovator Management LLC is incorporated by reference to the Form ADV filed

4

by Innovator Management LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-72910).

Certain information pertaining to the business and other connections of Milliman Financial Risk Management LLC, the investment sub-adviser to Innovator Enhance and Buffer S&P 500 ETF; 2 Up to a Cap, 1 Down, 10% Buffer, CBOE Annual PTP Strategy, (MONTH) Series, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein.  The information required by this Item with respect to any director, officer or partner of Milliman Financial Risk Management LLC is incorporated by reference to the Form ADV filed by Milliman Financial Risk Management LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-73056).

Item 32. Principal Underwriter

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant’s principal underwriter, will also acts as the distributor for the Registrant and the following investment companies:

1919 Funds	Abbey Capital Futures Strategy Fund
AC One China Fund	Academy Asset ETF Funds
Academy Fund Trust	ACSI Funds
Advantus Mutual Funds	Advisors Asset Management Funds
Aegis Funds	Akre Funds
Allied Asset Advisors Funds	Alpha Architect Funds
AlphaClone ETF Fund	AlphaMark ETFs
Alpine Equity Trust	Alpine Income Trust
Alpine Series Trust	Altair Smaller Companies Fund
American Trust	Amplify ETFs
Angel Oak Funds	Aptus ETF
Barrett Growth Fund	Barrett Opportunity Fund
Becker Value Equity Fund	Bogle Investment Management
Boston Common Funds	Boston Partners Funds
Bramshill Funds	Bridge Builder Trust
Bridge City Capital	Bridges Investment Fund, Inc.
Bright Rock Funds	Brookfield Investment Funds
Brown Advisory Funds	BMT Investment Funds
Buffalo Funds	Campbell Funds
CAN SLIM Select Growth Fund	Capital Advisors Funds
CG Funds Trust	Change Finance, Inc.
Chase Funds	Clearbrook ETF
Coho Partners	Coldstream Funds
Collins Capital Funds	Congress Funds
Convergence Funds	Cove Street Capital Funds
Cushing Funds	Davidson Funds
Dearborn Funds	Diamond Hill

5

DoubleLine Funds	Edgar Lomax Value Fund
Empowered ETF Trust Funds	Evercore Equity Fund
Evermore Global Investors Trust	Fiera Capital Funds
First American Funds, Inc.	Friess Funds
First State Investments Funds	Fort Pitt Capital Group, Inc.
Matson Money Funds	Fulcrum Funds
Fund X Funds	Geneva Advisors Funds
Gerstein Fisher Funds	Glenmede Fund, Inc.
Glenmede Portfolios	GoodHaven Funds
Great Lakes Funds	Greenspring Fund
Green Square Capital	Harding Loevner Funds
Hennessy Funds Trust	Highmore Funds
Hodges Funds	Hood River Funds
Horizon Investment Funds	Hotchkis & Wiley Funds
Huber Funds	Infinity Q Funds
Infusive Funds	Intrepid Capital Management
IronBridge Funds	Jackson Square Partners
Jacob Funds, Inc.	Jensen Funds
Kellner Funds	Kensho ETFs
Kirr Marbach Partners Funds, Inc	Lawson Kroeker Funds
LKCM Funds	Miller Value Funds
LoCorr Investment Trust	Logan Capital Funds
Loncar ETFs	Lyxor Asset Management Funds
MainGate MLP Funds	Marketfield Fund
Matrix Asset Advisors, Inc.	MD Sass
Monetta Trust	Morgan Dempsey Funds
Motley Fool Funds	Muhlenkamp Fund
Muzinich Funds	Nationwide Funds
Nicholas Funds	Nuance Funds
Oakhurst Funds	Oaktree Funds
Orinda Funds	O'Shaughnessy Funds
Osterweis Funds	Otter Creek Funds
Parker Global Strategies Fund	Pension Partners Funds
Permanent Portfolio Funds	Pemberwick Funds
Perritt Funds, Inc.	PIA Funds
Poplar Forest Funds	Port Street Funds
Premise Capital ETFs	Primecap Odyssey Funds
Prospector Funds	Provident Mutual Funds, Inc.
Pzena Funds	Rainier Funds
Rareview Funds	RBC Funds Trust
Reinhart Funds	RiverNorth Funds
Rockefeller Funds	Scharf Funds
Schooner Investment Group	Schneider Funds

6

Semper Funds	SerenityShares
Shenkman Funds	SIMS Total Return Fund
Smith Group Funds	Snow Capital Family of Funds
Soundwatch Fund	Stone Ridge Trust
Stone Ridge Trust I	Stone Ridge Trust II
Stone Ridge Trust III	Stone Ridge Trust IV
Stone Ridge Trust V	StrongVest
Summit Global Funds	Thomas White Funds
Thompson IM Funds, Inc.	Tiedemann Funds
Torray Funds	TorrayResolute Funds
Tortoise Funds	Trillium Funds
TrimTabs ETF	Trust and Fiduciary Management Services ETF
Tygh Capital Management	USCA Shield Fund
US Global ETFs	USA Mutuals Funds
Validea Funds	Vident Funds
Villere & Co.	Wasmer Schroeder Funds
WBI Funds	Weiss Multi-Strategy Funds
Welton Partners	Westchester Capital Funds
Wisconsin Capital Funds, Inc.	YCG Funds
Zevenbergen Capital Investments Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasars Distributors, LLC, are as follows:

Name*	Position(s) with Underwriter	Positions with Registrant***
James Robert Schoenike	President, Board Member	None
Joseph Neuberger	Board Member	None
Robert Kern	Board Member	None
Peter Hovel	Chief Financial Officer	None
Susan LaFond	Vice President, Treasurer	None
Andrew Michael Strnad	Vice President, Secretary	None
Teresa Cowan	Senior Vice President, Assistant Secretary	None
Brett Scribner	Assistant Treasurer	None
Thomas A. Wolden	Assistant Treasurer	None

________________________
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (Mr. Schoenike, Mr. Hovel, Ms. Cowan, Ms. LaFond and Mr. Scribner), 777 East Wisconsin Avenue, Milwaukee, WI 53202 (Mr. Neuberger and Mr. Kern), 10 West Market Street, Suite 1150, Indianapolis, Indiana 46204 (Mr. Strnad) or 800 Nicollet Mall, Minneapolis, MN 55402 (Mr. Wolden).

7

(c) Not Applicable

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by U.S. Bank Fund Services, LLC and U.S. Bank, N.A., with the exception of those maintained by the Registrant's investment adviser, Innovator Management LLC, 325 Chestnut Street, Suite 512, Philadelphia, PA  19106.

U.S. Bank Fund Services, LLC and U.S. Bank, N.A. provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable
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Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and State of Pennsylvania, on May 15, 2017.

Academy Funds Trust
By:	/s/ David Jacovini
David Jacovini
President and Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ David Jacovini	President, Treasurer and Trustee	May 15, 2017
David Jacovini
Oliver St. Claire Franklin*	) Trustee )
	)	By: /s/ David Jacovini
Russell R. Wagner*	) Trustee	David Jacovini Attorney-In-Fact
	)	May 15, 2017

*
An original power of attorney authorizing David Jacovini to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

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